Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Goodwill [Abstract]
Summary of Goodwill
The Group’s goodwill balances as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Balance as of 1 January	12,367	13,427
Translation difference	(724)	(1,060)

Balance as of 31 December	11,643	12,367